UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 13.2%, compared with a total return of 9.4% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 16.7%. The Fund’s NAV per share was $15.78, while the price of the publicly traded shares closed at $13.32 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective (Unaudited)

The Fund is a diversified, closed-end management investment company whose primary investment objective is long term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The stock market got off to a challenging start to the year, driven by policy uncertainty and the threat of a trade war. Significant government spending cuts and layoffs are necessary, given our large debt and deficits, but may not have been carried out in the best planned or well thought out manner. Likewise, it is undeniable that there are significant imbalances in global trade, including tariff levels and other trade barriers, but an escalating trade war is harmful for everyone. These factors have caused the dollar to weaken this year, helping the value of our international holdings. Despite the policy uncertainty, the economy remained strong throughout the first quarter, particularly with the jobs and unemployment numbers. Inflation is moving towards the Federal Reserve’s 2% goal, but at a very slow pace, prompting them to delay any potential interest rate cuts until further in the future. Lastly, while tensions in the Middle East eased significantly, the war in Ukraine continues despite some attempts to start peace talks. In these increasingly uncertain times, we are focusing even more on communicating with the companies we invest in, evaluating their exposure to numerous risks, and choosing only those with the largest margin of safety.

Global stocks rose throughout the second quarter as recession fears ebbed, despite continued policy uncertainty. Employment growth and most other measures of the economy remained strong in the United States, with gross domestic product likely bouncing back after a weak first quarter. Inflation continues to slow around the world, leading many central banks to begin cutting interest rates. Geopolitical tensions eased significantly in the Middle East, but the war in Ukraine continues with no end in sight. Fiscal and economic policy uncertainty remains high, especially in the United States. Congress was able to pass its large tax and spending bill after the quarter ended, extending and adding to several individual and business tax benefits. Tariff rates are still uncertain but increasing, with negotiations continuing for at least another month. This uncertainty is causing the Federal Reserve to postpone any potential interest rate cuts in the United States, weakening the dollar and boosting the value of our international holdings.

Top contributors to the portfolio for the first half of 2025 included Rolls-Royce Holdings plc (2.7% of total investments as of June 30, 2025), Chocoladefabriken Lindt & Spruengli AG Partizipsch (3.4%), and Iveco Group NV (2.2%).

Detractors from performance included Herc Holdings, Inc. (2.1%), Energizer Holdings, Inc. (0.5%), and Kikkoman Corporation (1.2%).

Thank you for your investment in The Gabelli Global Small and Mid Cap Value Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	13.22%	22.52%	11.88%	12.79%	6.61%	6.25%
Investment Total Return (c)	16.72	24.16	12.47	14.81	6.65	4.87
MSCI World SMID Cap Index	9.35	17.10	13.64	11.73	8.34	7.80

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The MSCI World SMID Cap Index captures mid and small cap representation across developed markets. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2025:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	11.5%
Diversified Industrial	6.2%
Equipment and Supplies	5.6%
Health Care	5.5%
Entertainment	5.1%
Hotels and Gaming	5.1%
Machinery	4.8%
Automotive	4.5%
Business Services	4.4%
Metals and Mining	3.9%
Electronics	3.9%
Aerospace	3.8%
Financial Services	3.7%
Consumer Products	3.4%
Automotive: Parts and Accessories	3.1%
Wireless Telecommunication Services	2.8%
Energy and Utilities: Natural Gas	2.1%
Broadcasting	2.0%
Retail	1.9%
Aviation: Parts and Services	1.8%
Specialty Chemicals	1.8%
Cable and Satellite	1.7%
Building and Construction	1.6%
Energy and Utilities: Water	1.6%
Telecommunication Services	1.5%
Energy and Utilities: Electric	1.3%
Educational Services	1.2%
Energy and Utilities: Integrated	1.1%
Transportation	0.9%
U.S. Government Obligations	0.6%
Consumer Services	0.6%
Computer Software and Services	0.5%
Real Estate	0.3%
Agriculture	0.1%
Publishing	0.1%
Energy and Utilities: Alternative Energy	0.0%*
Energy and Utilities: Services	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	Aerospace — 3.8%
16,500	Allient Inc.	$405,544	$599,115
1,500	ATI Inc.†	23,134	129,510
1,000	L3Harris Technologies Inc.	79,530	250,840
2,650	Moog Inc., Cl. A	187,487	479,570
290,000	Rolls-Royce Holdings plc	649,928	3,851,711
1,500	Spirit AeroSystems Holdings Inc., Cl. A†	46,345	57,225
		1,391,968	5,367,971
	Agriculture — 0.1%
5,000	American Vanguard Corp.	63,068	19,600
12,000	Limoneira Co.	195,742	187,800
		258,810	207,400
	Automotive — 4.5%
2,700	Blue Bird Corp.†	54,325	116,532
4,000	Daimler Truck Holding AG	102,037	189,273
4,100	Ferrari NV	157,078	2,012,034
155,800	Iveco Group NV	1,120,616	3,064,861
5,000	Rush Enterprises Inc., Cl. B	93,517	262,400
23,000	Traton SE	400,775	745,595
		1,928,348	6,390,695
	Automotive: Parts and Accessories — 3.1%
50,013	Brembo NV	363,195	478,372
101,000	Dana Inc.	1,573,601	1,732,150
46,002	Garrett Motion Inc.	233,723	483,481
1,200	Linamar Corp.	39,879	57,103
15,600	Modine Manufacturing Co.†	201,875	1,536,600
6,200	Monro Inc.	126,151	92,442
		2,538,424	4,380,148
	Aviation: Parts and Services — 1.8%
14,000	AAR Corp.†	437,370	963,060
1,000	Curtiss-Wright Corp.	69,929	488,550
13,500	Ducommun Inc.†	600,219	1,115,505
		1,107,518	2,567,115
	Broadcasting — 2.0%
6,500	Beasley Broadcast Group Inc., Cl. A†	93,484	27,040
100,000	Canal+ SA	411,412	312,690
35,000	Corus Entertainment Inc., Cl. B†	46,547	2,570
225,000	ITV plc	382,766	254,644
95,500	Sinclair Inc.	2,310,284	1,319,810
54,500	TEGNA Inc.	949,913	913,420
		4,194,406	2,830,174
	Building and Construction — 1.6%
1,000	Amrize Ltd.†	54,961	49,883
8,500	Arcosa Inc.	285,067	737,035
3,500	Bouygues SA	124,314	158,317
Shares		Cost	Market Value
1,000	Carrier Global Corp.	$19,630	$73,190
1,000	Holcim AG	60,314	74,233
500	IES Holdings Inc.†	8,752	148,115
6,000	Johnson Controls International plc	220,391	633,720
4,000	Knife River Corp.†	153,095	326,560
3,500	Masterbrand Inc.†	61,447	38,255
		987,971	2,239,308
	Business Services — 4.4%
150,000	Havas NV	296,246	257,618
22,800	Herc Holdings Inc.	930,008	3,002,532
64,200	JCDecaux SE	1,312,283	1,172,178
13,500	Loomis AB	399,150	567,345
42,000	Rentokil Initial plc	301,896	202,990
4,000	Rentokil Initial plc, ADR	120,681	96,000
4,000	Ströeer SE & Co. KGaA	86,799	239,831
3,400	Waste Connections Inc.	345,378	634,848
		3,792,441	6,173,342
	Cable and Satellite — 1.7%
1,500	Cogeco Communications Inc.	77,745	78,263
549,000	Grupo Televisa SAB, ADR	2,149,874	1,202,310
500	Liberty Broadband Corp., Cl. A†	25,309	48,910
103	Liberty Broadband Corp., Cl. C†	4,934	10,133
48,000	Liberty Global Ltd., Cl. A†	547,225	480,480
31,500	Liberty Global Ltd., Cl. C†	401,016	324,765
15,000	Megacable Holdings SAB de CV	40,761	41,976
6,500	Sirius XM Holdings Inc.	262,104	149,305
		3,508,968	2,336,142
	Computer Software and Services — 0.5%
3,000	Donnelley Financial Solutions Inc.†	131,310	184,950
5,000	I3 Verticals Inc., Cl. A†	117,902	137,400
5,000	PAR Technology Corp.†	172,612	346,850
		421,824	669,200
	Consumer Products — 3.4%
9,000	BellRing Brands Inc.†	199,057	521,370
1,750	Cavco Industries Inc.†	304,929	760,253
7,000	Edgewell Personal Care Co.	276,964	163,870
38,000	Energizer Holdings Inc.	1,232,099	766,080
5,500	Essity AB, Cl. B	167,500	152,311
11,500	Marine Products Corp.	81,517	97,865
15,000	Mattel Inc.†	175,676	295,800
42,500	Nintendo Co. Ltd., ADR	484,252	1,020,850
9,500	Salvatore Ferragamo SpA†	138,813	55,953
31,500	Scandinavian Tobacco Group A/S	493,840	417,762

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
6,000	Shiseido Co. Ltd.	$108,513	$107,225
7,000	Spectrum Brands Holdings Inc.	433,087	371,000
		4,096,247	4,730,339
	Consumer Services — 0.6%
11,500	Ashtead Group plc	214,712	737,024
500	Boyd Group Services Inc.	72,110	78,538
3,000	Matthews International Corp., Cl. A	68,328	71,730
		355,150	887,292
	Diversified Industrial — 6.2%
34,700	Ardagh Group SA†	537,225	211,323
3,500	AZZ Inc.	120,481	330,680
8,000	Enpro Inc.	470,284	1,532,400
6,500	FTAI Aviation Ltd.	64,438	747,760
11,200	GATX Corp.	761,357	1,719,872
9,000	Griffon Corp.	171,834	651,330
8,500	Jardine Matheson Holdings Ltd.	478,385	408,510
5,000	Smiths Group plc	95,104	154,149
22,000	Steel Partners Holdings LP†	304,830	870,100
8,200	Sulzer AG	502,884	1,479,917
11,400	Trinity Industries Inc.	228,494	307,914
10,000	Velan Inc.	39,878	107,949
7,000	Wartsila OYJ Abp	87,437	165,243
		3,862,631	8,687,147
	Educational Services — 1.2%
1,350	Graham Holdings Co., Cl. B	598,326	1,277,330
12,700	Universal Technical Institute Inc.†	55,191	430,403
		653,517	1,707,733
	Electronics — 3.9%
1,000	Flex Ltd.†	12,882	49,920
20,000	Mirion Technologies Inc.†	136,861	430,600
10,000	Resideo Technologies Inc.†	103,309	220,600
181,000	Sony Group Corp., ADR	1,636,228	4,711,430
		1,889,280	5,412,550
	Energy and Utilities: Alternative Energy — 0.0%
1,500	XPLR Infrastructure LP	33,284	12,300

	Energy and Utilities: Electric — 1.3%
150,000	Algonquin Power & Utilities Corp.	184,719	859,500
6,300	Fortis Inc.	185,997	300,808
2,500	RWE AG	89,836	104,337
11,200	TXNM Energy Inc.	523,534	630,784
		984,086	1,895,429
Shares		Cost	Market Value
	Energy and Utilities: Integrated — 1.1%
21,000	Avista Corp.	$881,263	$796,950
3,700	Emera Inc.	154,204	169,492
2,500	Hawaiian Electric Industries Inc.†	41,504	26,575
100,000	Hera SpA	300,327	483,195
		1,377,298	1,476,212
	Energy and Utilities: Natural Gas — 2.1%
39,300	Innovex International Inc.†	920,570	613,866
25,200	National Fuel Gas Co.	1,288,585	2,134,692
10,000	PrairieSky Royalty Ltd.	168,326	173,453
		2,377,481	2,922,011
	Energy and Utilities: Water — 1.6%
70,000	Beijing Enterprises Water Group Ltd.	44,488	21,134
1,500	Consolidated Water Co. Ltd.	19,581	45,030
16,000	Mueller Water Products Inc., Cl. A	142,679	384,640
47,000	Severn Trent plc	1,298,740	1,763,828
		1,505,488	2,214,632
	Entertainment — 5.1%
30,000	Atlanta Braves Holdings Inc., Cl. A†	769,784	1,476,300
27,011	Atlanta Braves Holdings Inc., Cl. C†	629,413	1,263,304
1,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	85,626	94,960
500	Liberty Media Corp.-Liberty Live, Cl. A†	18,604	39,740
47	Liberty Media Corp.-Liberty Live, Cl. C†	1,035	3,815
600	Madison Square Garden Entertainment Corp.†	19,081	23,982
4,600	Madison Square Garden Sports Corp.†	775,707	961,170
23,500	Manchester United plc, Cl. A†	384,188	418,535
40,500	Paramount Global, Cl. A	1,051,504	929,475
7,500	Sphere Entertainment Co.†	234,127	313,500
25,000	Ubisoft Entertainment SA†	610,432	276,406
7,000	Universal Music Group NV	115,263	226,590
225,000	Vivendi SE	606,209	776,299
30,000	Warner Bros Discovery Inc.†	497,362	343,800
		5,798,335	7,147,876
	Equipment and Supplies — 5.6%
19,500	Commercial Vehicle Group Inc.†	180,087	32,370
1,200	Federal Signal Corp.	96,634	127,704
31,500	Flowserve Corp.	1,181,272	1,649,025

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
10,000	Graco Inc.	$503,251	$859,700
17,000	Interpump Group SpA	235,221	707,689
42,000	Mueller Industries Inc.	586,976	3,337,740
500	Snap-on Inc.	110,244	155,590
4,000	Watts Water Technologies Inc., Cl. A	381,498	983,560
		3,275,183	7,853,378
	Financial Services — 3.7%
750	Credit Acceptance Corp.†	292,515	382,072
6,200	EXOR NV	482,782	625,162
51,000	FinecoBank Banca Fineco SpA	336,185	1,131,521
100	First Citizens BancShares Inc., Cl. A	61,371	195,647
38,500	Flushing Financial Corp.	694,614	457,380
250,000	GAM Holding AG†	214,775	32,138
7,500	Janus Henderson Group plc	222,715	291,300
11,000	Kinnevik AB, Cl. A	42,995	109,990
5,000	Kinnevik AB, Cl. B	(15,856)	44,224
1,800	PROG Holdings Inc.	52,138	52,830
70,000	Resona Holdings Inc.	336,109	647,478
1,100	Root Inc., Cl. A†	93,531	140,767
21,400	Synovus Financial Corp.	764,933	1,107,450
		3,578,807	5,217,959
	Food and Beverage — 11.5%
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	4,711,072
3,000	Corby Spirit and Wine Ltd., Cl. A	32,090	30,997
120,000	Davide Campari-Milano NV	694,066	807,131
12,000	Fevertree Drinks plc	174,167	153,847
9,000	Fomento Economico Mexicano SAB de CV, ADR	680,678	926,820
1,000	Heineken Holding NV	68,070	74,505
39,000	ITO EN Ltd.	1,067,868	884,511
500	John B Sanfilippo & Son Inc.	38,010	31,620
15,500	Kameda Seika Co. Ltd.	597,506	431,079
10,000	Kerry Group plc, Cl. A	855,340	1,076,646
175,000	Kikkoman Corp.	990,093	1,625,985
90,000	Maple Leaf Foods Inc.	1,625,036	1,875,014
250,000	Nissin Foods Co. Ltd.	171,989	221,339
15,000	Nomad Foods Ltd.	288,634	254,850
4,000	Post Holdings Inc.†	176,856	436,120
190,000	Premier Foods plc	110,648	520,042
8,700	Primo Brands Corp.	106,819	257,694
6,000	Remy Cointreau SA	513,142	306,173
Shares		Cost	Market Value
500	The Boston Beer Co. Inc., Cl. A†	$140,545	$95,405
9,000	The Hain Celestial Group Inc.†	81,943	13,680
3,000	The Simply Good Foods Co.†	106,166	94,770
9,000	Treasury Wine Estates Ltd.	47,872	46,262
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	261,148
215,000	Vitasoy International Holdings Ltd.	279,436	251,428
42,000	Yakult Honsha Co. Ltd.	1,029,329	791,118
		11,551,290	16,179,256
	Health Care — 5.3%
18,237	Avantor Inc.†	308,295	245,470
17,000	Bausch + Lomb Corp.†	273,819	221,170
29,000	Bausch Health Cos. Inc.†	249,892	193,140
600	Bio-Rad Laboratories Inc., Cl. A†	176,718	144,792
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	35,903
8,500	Bridgebio Pharma Inc.†	202,905	367,030
500	Charles River Laboratories International Inc.†	52,615	75,865
400	Chemed Corp.	162,808	194,772
500	DaVita Inc.†	35,855	71,225
11,300	Dentsply Sirona Inc.	350,371	179,444
18,000	Evolent Health Inc., Cl. A†	250,381	202,680
8,000	Halozyme Therapeutics Inc.†	317,574	416,160
4,800	Henry Schein Inc.†	338,122	350,640
2,000	ICU Medical Inc.†	363,158	264,300
5,500	Idorsia Ltd.†	43,567	14,903
20,000	InfuSystem Holdings Inc.†	195,470	124,800
1,500	Integer Holdings Corp.†	35,467	184,455
3,000	Lantheus Holdings Inc.†	203,548	245,580
15,000	NeoGenomics Inc.†	213,876	109,650
40,000	Niagen Bioscience Inc.†	66,162	576,400
14,000	Option Care Health Inc.†	187,607	454,720
16,000	Owens & Minor Inc.†	251,761	145,600
36,500	Perrigo Co. plc	1,303,273	975,280
700	STERIS plc	85,166	168,154
5,000	Surgery Partners Inc.†	100,444	111,150
6,500	SurModics Inc.†	203,785	193,115
3,500	Tenet Healthcare Corp.†	204,036	616,000
15,000	Teva Pharmaceutical Industries Ltd., ADR†	253,274	251,400
1,600	The Cooper Companies Inc.†	108,748	113,856
7,500	Treace Medical Concepts Inc.†	124,400	44,100

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
21,510	Viemed Healthcare Inc.†	$166,303	$148,634
3,000	Zimvie Inc.†	45,566	28,050
		6,910,223	7,468,438
	Hotels and Gaming — 5.1%
4,000	Caesars Entertainment Inc.†	130,496	113,560
227,000	Entain plc	2,250,016	2,807,440
901	Flutter Entertainment plc†	80,235	255,267
26,000	Full House Resorts Inc.†	83,621	95,160
16,500	Golden Entertainment Inc.	507,169	485,595
40,000	International Game Technology plc	557,675	632,400
656,250	Mandarin Oriental International Ltd.	1,132,805	1,253,437
9,000	MGM Resorts International†	262,595	309,510
113,750	Ollamani SAB†	366,100	303,099
250,000	The Hongkong & Shanghai Hotels Ltd.†	337,742	175,160
7,400	Wynn Resorts Ltd.	745,394	693,158
		6,453,848	7,123,786
	Machinery — 4.8%
22,700	Astec Industries Inc.	873,100	946,363
353,000	CNH Industrial NV	2,616,571	4,574,880
2,400	Tennant Co.	145,956	185,952
20,000	TOMRA Systems ASA	117,808	311,526
13,000	Twin Disc Inc.	99,365	114,790
4,600	Xylem Inc.	306,482	595,056
		4,159,282	6,728,567
	Metals and Mining — 3.9%
102,000	Ampco-Pittsburgh Corp.†	440,024	301,920
24,250	Cameco Corp.	272,960	1,800,078
33,000	Greif Inc., Cl. A	1,637,157	2,144,670
4,000	Metallus Inc.†	34,761	61,640
28,000	Myers Industries Inc.	434,370	405,720
60,000	Tredegar Corp.†	565,644	528,000
3,000	Wheaton Precious Metals Corp.	132,192	269,400
		3,517,108	5,511,428
	Publishing — 0.1%
60,000	Louis Hachette Group	84,587	122,872
15,000	The E.W. Scripps Co., Cl. A†	89,285	44,100
		173,872	166,972
	Real Estate — 0.3%
20,000	Starwood Property Trust Inc., REIT	510,432	401,400
22,000	Trinity Place Holdings Inc.†	39,748	1,100
		550,180	402,500
Shares		Cost	Market Value
	Retail — 1.9%
600	Advance Auto Parts Inc.	$21,585	$27,894
4,500	AutoNation Inc.†	377,122	893,925
9,000	BBB Foods Inc., Cl. A†	185,256	249,840
490	Biglari Holdings Inc., Cl. A†	249,086	686,176
8,000	Camping World Holdings Inc., Cl. A	312,130	137,520
6,500	Luckin Coffee Inc., ADR†	48,633	242,255
5,500	MarineMax Inc.†	78,457	138,270
6,000	Movado Group Inc.	101,296	91,500
1,000	Penske Automotive Group Inc.	37,242	171,810
13,200	Pets at Home Group plc	80,696	47,472
100,000	Sun Art Retail Group Ltd.	88,256	29,172
		1,579,759	2,715,834
	Specialty Chemicals — 1.8%
4,500	Ashland Inc.	313,530	226,260
50,000	Element Solutions Inc.	554,565	1,132,500
14,547	Huntsman Corp.	379,639	151,580
2,500	Novonesis Novozymes B	116,841	179,238
2,500	Sensient Technologies Corp.	182,514	246,300
14,000	SGL Carbon SE†	129,553	57,720
6,000	T. Hasegawa Co. Ltd.	114,881	122,496
2,000	Takasago International Corp.	51,764	96,941
40,000	Toray Industries Inc.	316,267	274,379
700	Treatt plc	3,479	2,493
		2,163,033	2,489,907
	Telecommunication Services — 1.5%
6,800	Cogeco Inc.	330,666	335,718
8,250	Eurotelesites AG†	29,206	49,368
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	57,900
100,000	Pharol SGPS SA†	34,665	7,186
18,500	Sunrise Communications AG, Cl. A	957,763	1,042,687
33,000	Telekom Austria AG	181,370	375,118
10,000	Telesat Corp.†	104,384	244,400
		1,679,894	2,112,377
	Transportation — 0.9%
64,000	Bollore SE	316,096	401,822
350	Cie de L’Odet SE	487,193	615,126
17,000	FTAI Infrastructure Inc.	29,996	104,890
22,000	Hertz Global Holdings Inc., New York†	174,514	150,260
		1,007,799	1,272,098
	Wireless Telecommunication Services — 2.8%
5,000	Gogo Inc.†	19,504	73,400

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services (Continued)
38,500	Millicom International Cellular SA	$701,043	$1,442,595
15,000	Telephone and Data Systems Inc.	149,959	533,700
13,500	United States Cellular Corp.†	386,995	863,595
92,000	Vodafone Group plc, ADR	1,058,852	980,720
		2,316,353	3,894,010
	TOTAL COMMON STOCKS	91,980,106	139,391,526

	PREFERRED STOCKS — 0.2%
	Health Care — 0.2%
10,000	XOMA Royalty Corp., Ser. A, 8.625%	182,874	257,300

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
13,750	Pineapple Energy Inc., CVR†	0	825

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
64,000	Ampco-Pittsburgh Corp., expire 08/01/25†	43,719	1,216

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$900,000	U.S. Treasury Bills, 4.211% to 4.294%††, 09/11/25 to 09/18/25	892,073	892,050

TOTAL INVESTMENTS — 100.0%		$93,098,772	140,542,917

Other Assets and Liabilities (Net)			330,109

PREFERRED SHARES (1,600,000 preferred shares outstanding)			(16,000,000)

NET ASSETS — COMMON SHARES (7,911,753 common shares outstanding)			$124,873,026

NET ASSET VALUE PER COMMON SHARE ($124,873,026 ÷ 7,911,753 shares outstanding)			$15.78

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
Geographic Diversification	% of Total Investments	Market Value
United States	48.8%	$68,531,018
Europe	34.3	48,187,043
Japan	7.6	10,713,493
Canada	5.3	7,432,443
Asia/Pacific	2.0	2,909,846
Latin America	2.0	2,769,074
Total Investments	100.0%	$140,542,917

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $93,098,772)	$140,542,917
Cash	33,294
Foreign currency, at value (cost $15,293)	15,339
Receivable for investments sold	64,751
Dividends and interest receivable	386,084
Deferred offering expense	81,954
Prepaid expenses	38,566
Total Assets	141,162,905
Liabilities:
Distributions payable	11,555
Payable for Fund shares repurchased	19,985
Payable for investment advisory fees	113,174
Payable for payroll expenses	42,470
Payable for accounting fees	7,500
Series B Cumulative Preferred Shares, callable and mandatory redemption 09/26/25 (See Notes 2 and 6)	16,000,000
Other accrued expenses	95,195
Total Liabilities	16,289,879
Net Assets Attributable to Common Shareholders	$124,873,026

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$82,475,693
Total distributable earnings	42,397,333
Net Assets	$124,873,026

Net Asset Value per Common Share:
($124,873,026 ÷ 7,911,753 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$15.78

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $101,144)	$1,559,691
Interest	27,803
Total Investment Income	1,587,494
Expenses:
Investment advisory fees	660,354
Interest expense on preferred stock	416,000
Payroll expenses	96,423
Shelf offering expense	78,199
Shareholder communications expenses	65,243
Legal and audit fees	41,853
Trustees’ fees	26,000
Accounting fees	22,500
Custodian fees	18,848
Shareholder services fees	13,852
Interest expense	222
Miscellaneous expenses	23,815
Total Expenses	1,463,309
Less:
Expenses paid indirectly by broker (See Note 5)	(1,618)
Net Expenses	1,461,691
Net Investment Income	125,803

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	923,490
Net realized gain on foreign currency transactions	1,517
Net realized gain on investments and foreign currency transactions	925,007
Net change in unrealized appreciation/depreciation:
on investments	13,221,907
on foreign currency translations	23,261
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,245,168
Net Realized and Unrealized Gain on Investments and Foreign Currency	14,170,175
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$14,295,978

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$125,803	$(374,019)
Net realized gain on investments and foreign currency transactions	925,007	4,372,859
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,245,168	3,673,435
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	14,295,978	7,672,275

Distributions to Common Shareholders:
Accumulated earnings	(895,855)*	(5,283,275)
Return of capital	(1,663,729)*	—
Total Distributions to Common Shareholders	(2,559,584)	(5,283,275)

Fund Share Transactions:
Net decrease from repurchase of common shares	(2,754,410)	(2,993,944)
Net Decrease in Net Assets from Fund Share Transactions	(2,754,410)	(2,993,944)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	8,981,984	(604,944)

Net Assets Attributable to Common Shareholders:
Beginning of year	115,891,042	116,495,986
End of period	$124,873,026	$115,891,042

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2025 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$14,295,978

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(4,345,708)
Proceeds from sales of long term investment securities	8,602,856
Net sales of short term investment securities	1,197,597
Net realized gain on investments	(923,490)
Net change in unrealized appreciation on investments	(13,221,907)
Net amortization of discount	(27,794)
Increase in receivable for investments sold	(64,751)
Increase in dividends and interest receivable	(82,162)
Decrease in deferred offering expense	78,199
Increase in prepaid expenses	(33,551)
Decrease in payable for investments purchased	(39,015)
Decrease in payable for investment advisory fees	(2,956)
Decrease in payable for payroll expenses	(10,123)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(23,504)
Net cash provided by operating activities	5,403,419

Net decrease in net assets resulting from financing activities:
Distributions to common shareholders	(2,559,585)
Repurchase of common shares	(2,789,969)
Decrease in payable to bank	(17,005)
Net cash used in financing activities	(5,366,559)
Net increase in cash	36,860
Cash (including foreign currency):
Beginning of year	11,773
End of period	$48,633

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$416,000
Interest paid on bank overdrafts	222

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2025:

Cash	$33,294
Foreign currency, at value	15,339
$48,633

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Operating Performance:
Net asset value, beginning of year	$14.24		$13.89	$13.26	$17.73	$15.17	$13.85
Net investment income/(loss)	0.01		(0.06)	(0.06)	(0.16)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.80		0.99	1.24	(3.67)	3.79	2.09
Total from investment operations	1.81		0.93	1.18	(3.83)	3.75	2.07

Distributions to Preferred Shareholders: (a)
Net investment income	—		—	—	—	(0.02)	—
Net realized gain	—		—	—	(0.03)	(0.16)	(0.18)
Total distributions to preferred shareholders	—		—	—	(0.03)	(0.18)	(0.18)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.81		0.93	1.18	(3.86)	3.57	1.89

Distributions to Common Shareholders:
Net investment income	(0.05	)*	(0.64)	(0.03)	(0.02)	(0.14)	—
Net realized gain	(0.06	)*	—	(0.40)	(0.62)	(0.90)	(0.05)
Return of capital	(0.21	)*	—	(0.21)	—	—	(0.59)
Total distributions to common shareholders	(0.32)		(0.64)	(0.64)	(0.64)	(1.04)	(0.64)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.05		0.06	0.09	0.03	0.03	0.07
Total Fund share transactions	0.05		0.06	0.09	0.03	0.03	0.07

Net Asset Value Attributable to Common Shareholders, End of Period	$15.78		$14.24	$13.89	$13.26	$17.73	$15.17
NAV total return †	13.22%		7.22%	9.77%	(21.64)%	23.90%	16.01%
Market value, end of period	$13.32		$11.70	$11.73	$11.22	$15.90	$13.05
Investment total return ††	16.72%		5.22%	10.61%	(25.42)%	30.20%	17.99%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$140,873		$131,891	$132,496	$148,112	$228,411	$167,684
Net assets attributable to common shares, end of period (in 000’s)	$124,873		$115,891	$116,496	$116,112	$158,411	$137,684
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	0.22	%(b)	(0.32)%	(0.39)%	(1.11)%	(0.20)%	(0.18)%
Ratio of operating expenses to average net assets attributable to common shares (c)(d)	2.51	%(b)	2.38%	2.91%	3.17%	1.78%	1.82%
Portfolio turnover rate	2%		8%	7%	9%	23%	14%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
5.450% Series A Cumulative Preferred Shares (e)
Liquidation value, end of period (in 000’s)	—	—	—	—	$30,000	$30,000
Total shares outstanding (in 000’s)	—	—	—	—	1,200	1,200
Liquidation preference per share	—	—	—	—	$25.00	$25.00
Average market value (f)	—	—	—	—	$25.86	$25.62
Asset coverage per share (g)	—	—	—	—	$81.58	$139.74

5.200% Series B Cumulative Preferred Shares (h)
Liquidation value, end of period (in 000’s)	$16,000	$16,000	$16,000	$32,000	$40,000	—
Total shares outstanding (in 000’s)	1,600	1,600	1,600	3,200	4,000	—
Liquidation preference per share	$10.00	$10.00	$10.00	$10.00	$10.00	—
Liquidation value	$10.00	$10.00	$10.00	$10.00	$10.00	—
Asset coverage per share	$88.05	$82.43	$82.81	$46.28	$32.63	—
Asset Coverage (i)	880%	824%	828%	463%	326%	559%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Annualized.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 2.21%, 2.10%, 2.35%, 2.37%, 1.44%, and 1.44%, respectively.
(e)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on February 28, 2022.
(f)	Based on weekly prices.
(g)	Asset coverage per share is calculated by combining all series of preferred shares.
(h)	The Series B Preferred was issued November 1, 2021.
(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) was organized on August 19, 2013 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board of Trustees (the Board) has designated Gabelli Funds, LLC (the Adviser) as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$8,475,824	$211,323	$8,687,147
Health Care	7,432,535	35,903	7,468,438
Other Industries (a)	123,235,941	—	123,235,941
Total Common Stocks	139,144,300	247,226	139,391,526
Preferred Stocks (a)	257,300	—	257,300
Rights (a)	—	825	825
Warrants (a)	1,216	—	1,216
U.S. Government Obligations	—	892,050	892,050
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$139,402,816	$1,140,101	$140,542,917

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series B Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Common
Distributions paid from:
Ordinary income	$1,458,123
Net long term capital gains	3,825,152
Total distributions paid	$5,283,275

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$96,143,150	$57,161,758	$(12,761,991)	$44,399,767

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2025, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $2,609,845 and $6,785,702, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $1,778 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,618.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2025, the Fund accrued $96,423 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and Certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 226,002 and 250,685 common shares, at an investment of $2,754,410 and $2,993,944, respectively, and at average discounts of 15.75% and 16.06%, respectively, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(226,002)	$(2,754,410)	(250,685)	$(2,993,944)

As of June 30, 2025, the Fund had an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 4.00% Cumulative Preferred Shares (the Series B Preferred) receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Preferred has a liquidation value of $10 per share and per approval of the Board, effective May 17, 2023 the dividend rate on the Series B Preferred increased to 5.20% annually.

On September 26, 2022, 800,000 Series B Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On September 26, 2023, 1,600,000 Series B Preferred were put back to the Fund at the liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2025, 1,600,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $11,555.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

9. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2025. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Kevin V. Dreyer as a Trustee of the Fund, with 7,781,904 votes cast in favor of this Trustee and 832,940 votes withheld for this Trustee.

In addition, preferred shareholders, voting as a separate class, re-elected John Birch as a Trustee of the Fund, with 1,233,942 votes cast in favor of this Trustee and no votes withheld for this Trustee.

Mario J. Gabelli, Calgary Avansino, Anthony S. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Agnes Mullady, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Calgary Avansino
Former Chief Executive Officer,
Glamcam

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Kevin V. Dreyer
Managing Director,
GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Hughes
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

Laurissa M. Martire
Vice President

INVESTMENT ADVISER

Gabelli Funds, Inc.

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom, LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2025

GABELLI
FUNDS

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

GGZ

Semiannual Report
June 30, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 13, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three- and five-year periods (as of December 31, 2024) against a peer group of eight other comparable peer funds selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the second quartile for the five-year and ten-year periods, and in the third quartile for the one-year and three-year periods for the Adviser Peer Group, and in the second quartile for the five-year and ten-year periods, and in the fourth quartile for the one-year and three-year periods for the Lipper Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its effective management fee and total expense ratio were above average. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – 37,845 Preferred Series B – N/A	Common – $11.95 Preferred Series B – N/A	Common – 37,845 Preferred Series B – N/A	Common – 8,137,755 - 37,845 = 8,099,910 Preferred Series B – 1,600,000
Month #2 02/01/2025 through 02/28/2025	Common – 23,758 Preferred Series B – N/A	Common – $12.41 Preferred Series B – N/A	Common – 23,758 Preferred Series B – N/A	Common – 8,099,910 - 23,758 = 8,076,152 Preferred Series B – 1,600,000
Month #3 03/01/2025 through 03/31/2025	Common – 39,139 Preferred Series B – N/A	Common – $12.23 Preferred Series B – N/A	Common – 39,139 Preferred Series B – N/A	Common – 8,076,152 - 39,139 = 8,037,013 Preferred Series B – 1,600,000
Month #4 04/01/2025 through 04/30/2025	Common – 60,301 Preferred Series B – N/A	Common – $11.46 Preferred Series B – N/A	Common – 60,301 Preferred Series B – N/A	Common – 8,037,013 - 60,301 = 7,976,712 Preferred Series B – 1,600,000
Month #5 05/01/2025 through 05/31/2025	Common – 24,787 Preferred Series B – N/A	Common – $12.63 Preferred Series B – N/A	Common – 24,787 Preferred Series B – N/A	Common – 7,976,712 - 24,787 = 7,951,925 Preferred Series B – 1,600,000

Month #6 06/01/2025 through 06/30/2025	Common – 40,172 Preferred Series B – N/A	Common – $13.05 Preferred Series B – N/A	Common – 40,172 Preferred Series B – N/A	Common – 7,951,925 - 40,172 = 7,911,753 Preferred Series B – 1,600,000
Total	Common – 226,002 Preferred Series B – N/A	Common – $12.32 Preferred Series B – N/A	Common – 226,002 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.